RECEIVABLES	3 Months Ended
Mar. 31, 2020
Receivables [Abstract]
RECEIVABLES	RECEIVABLES
Financing Receivables, net
A summary of financing receivables as of March 31, 2020 and December 31, 2019 is as follows:

	March 31, 2020	December 31, 2019
	(in millions)
Retail	$8,453	$9,218
Wholesale	9,031	10,081
Other	100	129
Total	$17,584	$19,428
The Company assesses and monitors the credit quality of its portfolio based on whether a receivable is classified as Performing or Non-Performing. Financing receivables are considered past due if the required principal and interest payments have not yet been received as of the contractual payment due date. Delinquency is reported in financing receivables greater than 30 days past due. Non-performing financing receivables represent loans for which the Company has ceased accruing finance income. These receivables are generally 90 days delinquent. Finance income for non-performing receivables is recognized on a cash basis. Accrued interest is charged-off to Interest income. Interest income charged-off was not material for the three months ended March 31, 2020. Accrual of finance income is resumed when the receivable becomes contractually current and collections are reasonably assured. As the terms for retail financing receivables are greater than one year, the performing/non-performing information is presented by year of origination for North America, South America and Rest of World.
The aging of financing receivables as of March 31, 2020 and December 31, 2019 is as follows (in millions):

	31-60 Days Past Due	61-90 Days Past Due	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America
2020					$509	$—	$509
2019					2,213	2	2,215
2018					1,507	3	1,510
2017					853	4	857
2016					488	3	491
Prior to 2016					285	2	287
Total	$19	$—	$19	$5,836	$5,855	$14	$5,869
South America
2020					$195	$—	$195
2019					602	5	607
2018					397	6	403
2017					239	4	243
2016					133	3	136
Prior to 2016					144	6	150
Total	$9	$1	$10	$1,700	$1,710	$24	$1,734
Rest of World
2020					$86	$—	$86
2019					260	—	260
2018					189	1	190
2017					133	—	133
2016					55	—	55
Prior to 2016					9	—	9
Total	$7	$2	$9	$723	$732	$1	$733
Europe	$—	$—	$—	$117	$117	$—	$117
Total Retail	$35	$3	$38	$8,376	$8,414	$39	$8,453
Wholesale
North America	$—	$—	$—	$3,506	$3,506	$24	$3,530
South America	1	—	1	654	655	41	696
Rest of World	8	1	9	532	541	6	547
Europe	36	6	42	4,208	4,250	8	4,258
Total Wholesale	$45	$7	$52	$8,900	$8,952	$79	$9,031

	December 31, 2019
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
North America	$24	$4	$—	$28	$6,123	$6,151	$16	$6,167
Europe	—	—	—	—	136	136	—	136
South America	9	2	6	17	1,974	1,991	18	2,009
Rest of World	3	1	2	6	900	906	—	906
Total Retail	$36	$7	$8	$51	$9,133	$9,184	$34	$9,218
Wholesale
North America	$—	$—	$—	$—	$3,641	$3,641	$26	$3,667
Europe	24	9	7	40	4,857	4,897	—	4,897
South America	2	—	1	3	829	832	55	887
Rest of World	5	3	6	14	616	630	—	630
Total Wholesale	$31	$12	$14	$57	$9,943	$10,000	$81	$10,081
Allowance for credit losses activity for the three months ended March 31, 2020 and 2019 is as follows (in millions):

	Three Months Ended March 31, 2020
	Retail	Wholesale
Opening Balance, as previously reported	$299	$159
Adoption of ASC 326	35	(9)
Opening Balance, as recast	334	150
Provision (benefit)	20	2
Charge-offs, net of recoveries	(20)	—
Foreign Currency Translation and Other	(20)	(8)
Ending Balance	$314	$144
At March 31, 2020, the allowance for credit losses was impacted by a change in the Company’s forward-looking macroeconomic factors and qualitative factors for the Company’s estimates of the impact from the COVID-19 pandemic. As this situation has rapidly evolved and is fluid, there is significant subjectivity in the assessment. The Company continues to monitor the situation and will update the macroeconomic factors and qualitative factors in future periods, as warranted. The provision for credit losses is included in selling, general, and administrative expenses.

	Three Months Ended March 31, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision (benefit)	8	(3)
Charge-offs, net of recoveries	(11)	(2)
Foreign Currency Translation and Other	(6)	(2)
Ending Balance	$317	$157
Allowance for credit losses activity for the year ended December 31, 2019 is as follows (in millions):

	December 31, 2019
	Retail	Wholesale
Opening Balance	$326	$164
Provision (benefit)	44	12
Charge-offs, net of recoveries	(51)	(18)
Foreign Currency Translation and Other	(20)	1
Ending Balance	$299	$159
Troubled Debt Restructurings
A restructuring of a receivable constitutes a troubled debt restructuring (“TDR”) when a lender grants a concession it would not otherwise consider to a borrower that is experiencing financial difficulties. As a collateral-based lender, the Company typically will repossess collateral in lieu of restructuring receivables. As such, for retail receivables, concessions are typically provided based on bankruptcy court proceedings. For wholesale receivables, concessions granted may include extended contract maturities, inclusion of interest-only periods, modification of a contractual interest rate to a below market interest rate and waiving of interest and principal.
TDRs are reviewed along with other receivables as part of management’s ongoing evaluation of the adequacy of the allowance for credit losses. The allowance for credit losses attributable to TDRs is based on the most probable source of repayment, which is normally the liquidation of the collateral. In determining collateral value, the Company estimates the current fair market value of the equipment collateral and considers credit enhancements such as additional collateral and third-party guarantees.
Before removing a receivable from TDR classification, a review of the borrower is conducted. If, based on this review, concerns persist about the future ability of the borrower to meet its obligations, the TDR classification is not removed from the receivable.
As of March 31, 2020, the Company had 289 retail and finance lease contracts classified as TDRs where a court in North America has determined the concession. The pre-modification value was $9 million and the post-modification value was $8 million. Additionally, the Company had 334 accounts with a balance of $17 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As of March 31, 2019, the Company had 264 retail and finance lease contracts classified as TDRs where a court in North America has determined the concession. The pre-modification value was $9 million and the post-modification value was $8 million. Additionally, the Company had 365 accounts with a balance of $17 million in North America undergoing bankruptcy proceedings where a concession has not yet been determined. As the outcome of the bankruptcy cases is determined by a court based on available assets, subsequent re-defaults are unusual and were not material for retail and finance lease contracts that were modified in a TDR during the previous twelve months ended March 31, 2020 and 2019.
As of March 31, 2020, the Company had retail and finance lease receivable contracts classified as TDRs in Europe. The pre-modification value was $79 million and the post-modification value was $72 million. Subsequent re-defaults were not material for retail and finance lease receivable contracts that were modified in a TDR during the previous twelve months ended March 31, 2020.
As of March 31, 2020 and 2019, the Company’s wholesale TDR were immaterial.
Transfers of Financial Assets
The Company transfers a number of its financial receivables to securitization programs or factoring transactions.
A securitization transaction entails the sale of a portfolio of receivables to a securitization vehicle. This special purpose entity (“SPE”) finances the purchase of the receivables by issuing asset-backed securities (i.e. securities whose repayment and interest flow depend upon the cash flow generated by the portfolio). SPEs utilized in securitizations differ from other entities included in the Company’s condensed consolidated financial statements because the assets they hold are legally isolated. For bankruptcy analysis purposes, the Company has sold the receivables to the SPEs in a true sale and the SPEs are separate legal entities. Upon transfer of the receivables to the SPEs, the receivables and certain cash flows derived from them become restricted for use in meeting obligations to the SPEs creditors. The SPEs have ownership of cash balances that also have restrictions for the benefit of the SPEs’ investors. The Company’s interests in the SPEs’ receivables are subordinate to the interests of third party investors. None of the receivables that are directly or indirectly sold or transferred in any of these transactions are available to pay the Company’s creditors until all obligations of the SPE have been fulfilled.
These securitization trusts were determined to be VIEs, and consequently, the Company has consolidated these trusts. In its role as servicer, the Company has the power to direct the trusts’ activities. Through its retained interests, the Company has an obligation to absorb certain losses or the right to receive certain benefits that could potentially be significant to the trusts.
No recourse provisions exist that allow holders of the asset-backed securities issued by the trusts to put those securities back to the Company although the Company provides customary representations and warranties that could give rise to an obligation to repurchase from the trusts any receivables for which there is a breach of the representations and warranties. Moreover, the Company does not guarantee any securities issued by the trusts. The trusts have a limited life and generally terminate upon final distribution of amounts owed to investors or upon exercise of a cleanup-call option by the Company in its role as servicer.
Furthermore, factoring transactions may be either with recourse or without recourse; certain without recourse transfers include deferred payment clauses (for example, when the payment by the factor of a minor part of the purchase price is dependent on the total amount collected from the receivables), requiring first loss cover, meaning that the transferor takes priority participation in the losses, or requires a significant exposure to the cash flows arising from the transferred receivables to be retained. These types of transactions do not qualify for the derecognition of the assets since the risks and rewards connected with collection are not substantially transferred, and, accordingly, the Company continues to recognize the receivables transferred by this means in its balance sheet and a financial liability of the same amount under asset-backed financing.
At March 31, 2020 and December 31, 2019, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	March 31, 2020	December 31, 2019
Retail note and finance lease receivables	$5,797	$6,340
Wholesale receivables	7,151	7,266
Total	$12,948	$13,606